Intangible Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets	¥ (963,948)	¥ (64,209)	¥ (64,209)
Intangible assets other than goodwill [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rate used in current estimate of value in use	20.00%